Derivative financial instruments - Interest rates (Details)	Dec. 31, 2025	Dec. 31, 2024
Minimum
Disclosure of financial instruments by interest rate
Discount rate on cash flow projections	7.50%
Minimum | Derivatives
Disclosure of financial instruments by interest rate
Discount rate on cash flow projections	0.70%	0.60%
Maximum
Disclosure of financial instruments by interest rate
Discount rate on cash flow projections	9.50%
Maximum | Derivatives
Disclosure of financial instruments by interest rate
Discount rate on cash flow projections	3.70%	4.10%